(LETTERHEAD OF NUVEEN INVESTMENTS)
   September 26, 2003


Securities and Exchange Commission
 450 Fifth Street, N.W.
 Washington, D.C.  20549-1004
 ATTN: Filing Desk, Stop 1-4


Re:    Nuveen Tax-Free Unit Trust, Series 1091
         SEC File No. 333-80451
         CIK No.      0001074329




Ladies/Gentlemen:




In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above-captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 4, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on or about September 26, 2003.


Very truly yours,


NUVEEN INVESTMENTS




/s/ Gifford R. Zimmerman
     Gifford R. Zimmerman
     Managing Director